20. SHAREHOLDERS' EQUITY (Details 2) - BRL (R$) R$ / shares in Units, R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Shareholders Equity Details 2Abstract
Treasury share purchased	7,409,500
Amount paid for treasury share	R$ 58,264	R$ 238,976
Minimum share price	R$ 4.48
Maximum share price	10.07
Average share price	R$ 7.86
Treasury share market price	R$ 65,500